Operating segments - Geographical Information (Details) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022 RUB (₽) customer	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Operating segments
Revenue	₽ 18,085,164	₽ 15,968,033	₽ 8,282,107
Number of major customers | customer	0
Russia
Operating segments
Revenue	₽ 17,061,078	14,965,091	7,663,785
All foreign countries
Operating segments
Revenue	1,024,086	1,002,942	618,322
Kazakhstan
Operating segments
Revenue	560,117	443,557	256,564
Belarus
Operating segments
Revenue	379,007	459,289	301,208
Other countries
Operating segments
Revenue	₽ 84,962	₽ 100,096	₽ 60,550